Consolidated Statements of Financial Position - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 27,607,244	$ 46,193,173
Short-term investments	11,397,798
Trade accounts receivable, net	5,720,759	6,175,819
Other accounts receivable, net	70,603	125,486
Income taxes receivable	6,135,537	6,374,140
Other recoverable taxes	3,624,351	3,207,830
Derivative financial instruments		1,297,000
Due from related parties	727,476	339,553
Transmission rights	877,745	950,751
Inventories	584,878	463,225
Contract costs	1,499,798	1,483,022
Other current assets	1,970,065	1,657,507
Total current assets	60,216,254	68,267,506
Non-current assets:
Trade accounts receivable, net of current portion	3,024	484,506
Due from related party		3,293,463
Derivative financial instruments		704,051
Transmission rights	74,234	74,234
Investments in financial instruments	3,425,359	2,494,711
Investments in associates and joint ventures	41,900,090	44,436,697
Property, plant and equipment, net	60,698,200	63,664,261
Investment property, net	2,624,274	2,706,528
Right-of-use assets, net	4,184,501	3,336,917
Intangible assets, net	24,913,435	25,472,091
Goodwill	13,454,998	13,454,998
Deferred income tax assets	14,083,042	20,630,753
Contract costs	2,653,026	2,488,120
Other non-current assets	187,588	149,060
Total non-current assets	168,201,771	183,390,390
Total assets	228,418,025	251,657,896
Current liabilities:
Current portion of long-term debt	3,736,982	4,556,950
Interest payable	1,425,047	1,674,544
Current portion of lease liabilities	1,583,871	1,242,957
Derivative financial instruments	413,188
Trade accounts payable and accrued expenses	14,039,754	11,329,869
Customer advances	958,192	1,130,479
Income taxes payable	287,899	1,320,644
Other taxes payable	1,833,074	2,610,072
Employee benefits	1,249,587	1,258,587
Due to related parties	224,606	202,414
Current portion of deferred revenue	287,667	287,667
Other current liabilities	2,065,170	1,688,913
Total current liabilities	28,105,037	27,303,096
Non-current liabilities:
Long-term debt, net of current portion	82,257,158	98,398,223
Lease liabilities, net of current portion	3,852,117	4,143,682
Deferred revenue, net of current portion	4,315,012	4,602,679
Deferred income tax liabilities	2,667,520	1,251,440
Post-employment benefits	954,248	772,482
Other non-current liabilities	3,738,072	3,490,669
Total non-current liabilities	97,784,127	112,659,175
Total liabilities	125,889,164	139,962,271
EQUITY
Capital stock	3,933,549	3,933,549
Additional paid-in capital	13,359,470	13,359,470
Retained earnings	102,652,140	112,041,102
Accumulated other comprehensive loss, net	(11,872,777)	(12,882,775)
Shares repurchased	(15,016,244)	(13,997,290)
Equity attributable to stockholders of the Company	93,056,138	102,454,056
Non-controlling interests	9,472,723	9,241,569
Total equity	102,528,861	111,695,625
Total liabilities and equity	$ 228,418,025	$ 251,657,896